United States
     Securities And Exchange Commission
           Washington, DC  20549

               FORM  13F

         FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
December 31, 2010

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:     Dudley & Shanley, LLC
Address:  130 Maple Avenue
          Suite 6
          Red Bank, NJ 07701-1729

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    732.936.1030

Signature, Place, and Date of Signing:

Frank E. Shanley, Red Bank, NJ, January 26, 2011

Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers: 0

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers: None

No.    13F    File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T, Inc.                     COM              00206R102      204     6930 SH       Sole                     6930
Adobe Systems, Inc.            COM              00724F101    19407   630500 SH       Sole                   630500
Diamond Offshore Drill         COM              25271C102      675    10100 SH       Sole                    10100
EMC Corp.                      COM              268648102      664    29000 SH       Sole                    29000
Ecolab Inc.                    COM              278865100    11842   234875 SH       Sole                   234875
Fastenal Co.                   COM              311900104    13447   224450 SH       Sole                   224450
Fiserv Inc.                    COM              337738108    16448   280875 SH       Sole                   280875
Gardner Denver, Inc.           COM              365558105    15177   220525 SH       Sole                   220525
General Electric Co            COM              369604103     1114    60900 SH       Sole                    60900
Goldcorp Inc.                  COM              380956409    16663   362400 SH       Sole                   362400
Hathor Exploration             COM              419018106     1765   567500 SH       Sole                   567500
Henry Schein Inc.              COM              806407102    15443   251550 SH       Sole                   251550
Intuit, Inc.                   COM              461202103    15361   311575 SH       Sole                   311575
Linear Technology              COM              535678106    21324   616482 SH       Sole                   616482
Metalline Mining Co.           COM              591257100      125   100000 SH       Sole                   100000
Mettler-Toledo Int'l           COM              592688105    16530   109321 SH       Sole                   109321
Microsoft Corp.                COM              594918104      784    28100 SH       Sole                    28100
Nalco Holding Co.              COM              62985Q101    18032   564550 SH       Sole                   564550
Occidental Petroleum           COM              674599105    15701   160050 SH       Sole                   160050
Paccar Inc.                    COM              693718108    18555   323600 SH       Sole                   323600
Paychex, Inc.                  COM              704326107    17592   569150 SH       Sole                   569150
Polypore Int'l Inc.            COM              73179V103    16846   413600 SH       Sole                   413600
Robert Half Int'l              COM              770323103    18846   615875 SH       Sole                   615875
Rollins, Inc.                  COM              775711104    18153   919126 SH       Sole                   919126
SM Energy Company              COM              78454L100    37143   630285 SH       Sole                   630285
Schlumberger Ltd.              COM              806857108    16320   195450 SH       Sole                   195450
Shamaran Petroleum             COM              819320102       68    50000 SH       Sole                    50000
Standard Exploration           COM              853376101       22    54750 SH       Sole                    54750
Stonegate Agricom              COM              86181P104      179   100000 SH       Sole                   100000
Thompson Creek Mtls            COM              884768102      191    13000 SH       Sole                    13000
Vonage Holdings Corp.          COM              92886T201      228   102000 SH       Sole                   102000
Waters Corporation             COM              941848103    18128   233280 SH       Sole                   233280